Result for the Year - Geographical Areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 3,720	$ 3,121	[1]	$ 2,390	[1]
Non-current assets	9,780	2,355		269
Denmark
Disclosure of geographical areas [line items]
Revenue	3,326	2,868		2,329
Non-current assets	1,791	1,779		75
Netherlands
Disclosure of geographical areas [line items]
Revenue	1	0		0
Non-current assets	7,512	108		130
United States
Disclosure of geographical areas [line items]
Revenue	180	131		55
Non-current assets	459	447		56
Japan
Disclosure of geographical areas [line items]
Revenue	213	122		6
Non-current assets	12	14		8
China
Disclosure of geographical areas [line items]
Revenue	0	0		0
Non-current assets	$ 6	$ 7		$ 0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.